SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 19,984	$ 16,164	$ 8,909
Charges to Earnings	78,931	64,478	47,718
Charges to Other Accounts	(52)	247	(451)
Deductions	(71,685)	(60,905)	(40,012)
Balance at end of period	27,178	19,984	16,164
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	91,180	86,778	90,934
Charges to Earnings	11,443	6,006	(1,951)
Charges to Other Accounts	9,068	(1,604)	(2,205)
Deductions	0	0	0
Balance at end of period	111,691	91,180	86,778
Revenue reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	3,891	1,792	1,635
Charges to Earnings	110,796	114,005	87,803
Charges to Other Accounts	0	(2)	(5)
Deductions	(112,625)	(111,904)	(87,641)
Balance at end of period	2,062	3,891	1,792
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	5,057	3,919	0
Balance at end of period	$ 8,054	$ 5,057	$ 3,919